Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 191,157	$ 183,228
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	130,375	118,829
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 60,782	$ 64,399